Related Parties Balances and Transactions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Parties Balances and Transactions (Details) [Line Items]
Equity holder percentage			30.00%
Annual interest rate			4.785%	4.785%	4.785%	4.785%
Long Term Debt Description			During the year ended December 31, 2020, the Group repaid US$1,100, RMB 4,000, and RMB 750 of the USD1,100 loan, RMB 8,000 loan, and RMB 1,500 loan, respectively.
Amount due			¥ 92,737	¥ 50,901	$ 7,884	$ 14,213			¥ 43,251
Lease assets related parties			17,622	16,793					106,558
Lease liabilities related parties			¥ 24,566	¥ 28,335					¥ 111,248
Description of loan amount repaid			During the year ended December 31, 2020, the Group repaid US$1,100, RMB 4,000, and RMB 750, respectively. As of December 31, 2020, the amount due to Angela Bai was RMB4.75 million.
Dr. Daqing Mao [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Loan amount	¥ 8,000	¥ 8,000
Angela Bai [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Loan amount	¥ 8,000	¥ 8,000					¥ 1,500	$ 1,100
Maturity date, description	One loan had an interest rate of 8.0% per annum with a maturity date of January 4, 2021, and the other had an interest rate of 4.785% per annum with a maturity date of August 15, 2021	One loan had an interest rate of 8.0% per annum with a maturity date of January 4, 2021, and the other had an interest rate of 4.785% per annum with a maturity date of August 15, 2021.
Interest rate							4.785%
Amount due			¥ 4,750
USD [Member] | Dr. Daqing Mao [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Loan amount | $								$ 1,100